Schedule of Variable Interest Entities Operation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net profit	$ (4,722,146)	$ (20,906,985)	$ (1,400,292)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue	1,999,056	10,250,708	23,050,619
Net profit	$ 462,886	$ (18,310,962)	$ 1,750,836